PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
PERSONNEL EXPENSES
Summary of personnel related expenses
In Thousands of US Dollars
Description	2022	2021	2020
Salaries and compensation	$1,100	$1,419	$659
Employer contributions	43	49	51
Short-term employee benefits	9	70	18
Stock-based compensation	412	2,227	1,417
Total	$1,564	$3,765	$2,145